Financial Assets at Fair Value - Summary of Movement of Other Investment (Details) - Other investments - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
At beginning of the period	¥ 386	¥ 355
Additions	229	4
Business combination	411	0
Disposal	(13)	0
Currency translation differences	(7)	(1)
At end of the period	1,006	358
Current	72	50
Non-current	¥ 934	¥ 308